UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horsley Bridge Partners, Inc.
Address:  505 Montgomery Street
          21st Floor
          San Francisco, CA  94111

13F File Number:  801-36232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alfred J. Giuffrida
Title:     Managing Director
Phone:     415-986-7733
Signature, Place, and Date of Signing:

Alfred J. Giuffrida    San Francisco, California    October 14, 1999

report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:   $31,597


List of Other Included Managers:
 No.    13F File Number      Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

CONCUR TECHNOLOGIES INC        COM              206708109     1401    49155 SH       SOLE                    49155
EFFECIENT NETWORKS INC         COM              282056100    26691   733781 SH       SOLE                   733781
MICROTEL INTERNATIONAL INC     COM              59514K209       13    57734 SH       OTHER                            57734
OBJECT DESIGN INC              COM              674416102     1354   296722 SH       SOLE                   296722
SONUS PHARMACEUTICALS INC      COM              835692104     2138   645401 SH       SOLE                   645401